Consolidated Statements of Changes in Shareholders' Equity	Ordinary shares [member] Issued capital [member] CAD ($) shares	Ordinary shares [member] Warrant reserve [member] CAD ($)	Ordinary shares [member] Other reserves [member] CAD ($)	Ordinary shares [member] Retained earnings [member] CAD ($)	Ordinary shares [member] CAD ($)	Pre-funded warrants [member] Issued capital [member] CAD ($) shares	Pre-funded warrants [member] Warrant reserve [member] CAD ($)	Pre-funded warrants [member] Other reserves [member] CAD ($)	Pre-funded warrants [member] Retained earnings [member] CAD ($)	Pre-funded warrants [member] CAD ($) shares	Warrants, excluding pre-funded warrants [member] Issued capital [member] CAD ($) shares	Warrants, excluding pre-funded warrants [member] Warrant reserve [member] CAD ($)	Warrants, excluding pre-funded warrants [member] Other reserves [member] CAD ($)	Warrants, excluding pre-funded warrants [member] Retained earnings [member] CAD ($)	Warrants, excluding pre-funded warrants [member] CAD ($) shares	Restricted share units [member] Issued capital [member] CAD ($)	Restricted share units [member] Warrant reserve [member] CAD ($)	Restricted share units [member] Other reserves [member] CAD ($)	Restricted share units [member] Retained earnings [member] CAD ($)	Restricted share units [member] CAD ($)	Issued capital [member] CAD ($) shares	Warrant reserve [member] CAD ($)	Other reserves [member] CAD ($)	Retained earnings [member] CAD ($)	CAD ($) shares
Balance (in shares) at Sep. 30, 2022 | shares																					3,518,472
Balance at Sep. 30, 2022																					$ 32,237,844	$ 0	$ 2,479,466	$ (24,174,798)	$ 10,542,512
Statement Line Items [Line Items]
Private placement (in shares) | shares	194,800
Private placement	$ 1,217,500	$ 0	$ 0	$ 0	$ 1,217,500	$ 0	$ 831,834	$ 0	$ 0	$ 831,834
Share issuance costs (Note 5)																					$ (26,976)	0	0	0	(26,976)
Warrants exercised (Note 5) (in shares) | shares																					28,800
Warrants exercised (Note 5)																					$ 253,440	0	0	0	253,440
RSUs exercised																30,000
RSUs exercised (Note 5)																$ 232,500	$ 0	$ (232,500)	$ 0	$ 0
Share-based compensation (Note 5)																					0	0	1,152,131	0	1,152,131
Net loss																					$ 0	0	0	(7,372,225)	(7,372,225)
RSUs exercised (Note 5)																$ 232,500	0	(232,500)	0	$ 0
Balance (in shares) at Sep. 30, 2023 | shares																					3,772,072
Balance at Sep. 30, 2023																					$ 33,914,308	831,834	3,399,097	(31,547,023)	6,598,216
Statement Line Items [Line Items]
Private placement (in shares) | shares	661,765
Private placement	$ 900,000	0	0	0	900,000
Warrants exercised (Note 5) (in shares) | shares						60,250				60,250
Warrants exercised (Note 5)						$ 376,563	(376,261)	0	0	$ 302
RSUs exercised																30,000				30,000
RSUs exercised (Note 5)																$ 232,500	0	(232,500)	0	$ 0
Share-based compensation (Note 5)																					0	0	839,771	0	839,771
Net loss																					$ 0	0	0	(2,801,946)	(2,801,946)
RSUs exercised (Note 5)																$ 232,500	$ 0	$ (232,500)	$ 0	$ 0
Balance (in shares) at Sep. 30, 2024 | shares																					4,524,087
Balance at Sep. 30, 2024																					$ 35,423,371	455,573	4,006,368	(34,348,969)	5,536,343
Statement Line Items [Line Items]
Private placement (in shares) | shares	2,159,602
Private placement	$ 82,097,564	$ 0	$ 0	$ 0	$ 82,097,564
Share issuance costs (Note 5)																					$ (472,554)	0	0	0	(472,554)
Warrants exercised (Note 5) (in shares) | shares						72,950				72,950	608,000				608,000
Warrants exercised (Note 5)						$ 455,938	$ (455,573)	$ 0	$ 0	$ 365	$ 2,589,000	$ 0	$ 0	$ 0	$ 2,589,000
RSUs exercised																				115,450	115,450
RSUs exercised (Note 5)																					$ 900,236	0	(900,236)	0	0
Share-based compensation (Note 5)																					0	0	3,182,703	0	3,182,703
Net loss																					$ 0	0	0	(12,229,348)	$ (12,229,348)
Options exercised (Note 5) (in shares) | shares																					155,700				155,700
Options exercised (Note 5)																					$ 2,256,283	0	(915,433)	0	$ 1,340,850
RSUs exercised (Note 5)																					$ 900,236	0	(900,236)	0	0
Balance (in shares) at Sep. 30, 2025 | shares																					7,635,789
Balance at Sep. 30, 2025																					$ 123,249,838	$ 0	$ 5,373,402	$ (46,578,317)	$ 82,044,923